Other non-financial liabilities - Summary of Other non-financial liabilities (Details) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Non-current
Deferred government grant	₨ 181	$ 2	₨ 192
Provision for gratuity (refer Note 37)	265	3	266
Others	676	8	174
Other non-current non-financial liabilities	1,122	13	632
Current
Deferred government grant	11	0	11
Provision for gratuity (refer Note 37)	50	1	33
Provision for compensated absences	271	3	304
Advance from customers	1,240	15
Statutory dues payable	4,424	52	4,322
Other current non-financial liabilities	₨ 5,996	$ 70	₨ 4,670